Noncash Investing and Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Acquisition of assets through asset exchange	$ 5,000	$ 2,091
Acquisition of assets through capital lease	$ 1,445	7,788	$ 10,341
Seller financing of land purchase		1,500
Acquisition of TXI net assets assumed through issuances of common stock and options		$ 2,691,986